Lease - Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee Lease Description [Line Items]
Total operating lease expenses	$ 4,138,401	$ 3,494,456
Minimum
Lessee Lease Description [Line Items]
Remaining lease terms	1 year
Maximum
Lessee Lease Description [Line Items]
Remaining lease terms	7 years